Equity - Schedule of Share Capital (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Contributed equity
Total Equity	$ 501,838,000	$ 497,044,000	$ 581,397,000	$ 549,326,000
Ordinary Shares
Contributed equity
Ordinary shares (in shares)	814,204,825	650,454,551	648,696,070	583,949,612
Less: Treasury Shares (in shares)	(542,903)	(542,903)	(771,983)
Total Contributed Equity (in shares)	813,661,922	649,911,648	647,924,087
Ordinary shares value	$ 1,249,123,000	$ 1,165,309,000	$ 1,163,153,000
Less: Treasury Shares value	0	0	0
Total Equity	$ 1,249,123,000	$ 1,165,309,000	$ 1,163,153,000	$ 1,051,450,000